Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Number of Options, Outstanding at December 31, 2016 | shares
Number of Options, Granted | shares	365,716
Number of Options, Exercised | shares
Number of Options, Forfeited/Cancelled | shares
Number of Options, Outstanding at December 31, 2017 | shares	365,716
Number of Options, Vested and exercisable at December 31, 2017 | shares	365,716
Number of Options, Vested and expected to vest at December 31, 2017 | shares	365,716
Weighted Average Exercise Price, Outstanding at December 31, 2016
Weighted Average Exercise Price, Granted	0.03
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding at December 31, 2017	0.03
Weighted Average Exercise Price, Vested and exercisable at December 31, 2017	0.03
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2017	$ 0.03
Weighted-Average Remaining Contractual Term (years), Outstanding at December 31, 2017	9 years 3 months 19 days
Weighted-Average Remaining Contractual Term (years), Vested and exercisable at December 31, 2017	9 years 3 months 19 days
Weighted-Average Remaining Contractual Term (years), Vested and expected to vest at December 31, 2017	9 years 3 months 19 days
Aggregate Intrinsic Value, Outstanding at December 31, 2016 | $		[1]
Aggregate Intrinsic Value, Granted		[1]
Aggregate Intrinsic Value, Exercised | $		[1]
Aggregate Intrinsic Value, Forfeited/Cancelled		[1]
Aggregate Intrinsic Value, Outstanding at December 31, 2017 | $	$ 908,920	[1]
Aggregate Intrinsic Value, Vested and exercisable at December 31, 2017 | $	908,920	[1]
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2017 | $	$ 908,920	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of December 31, 2017 of $2.52 per share, respectively.